Note 11 - Related Party Transactions (Details Textual) - USD ($)							1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 30, 2020	Sep. 25, 2020	Aug. 21, 2020	Aug. 11, 2020	Apr. 28, 2020	Mar. 27, 2020	Jan. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Aug. 03, 2020
Due to Related Parties, Current, Total								$ 214,778		$ 216,657	$ 126,662
Long-term Debt, Gross								9,845,819		10,082,549	9,431,157
Sale of Promissory Note, Periodic Purchase Amount						$ 148,000
Other Accrued Liabilities, Current								272,427		2,186,197	91,921
Tranche from ESOUSA Agreement [Member]
Other Accrued Liabilities, Current								145,000				$ 145,000
Esousa Holdings LLC [Member]
Sale of Promissory Note, Percent of Gross Proceeds of Equity Sale Used to Finance Purchase of Note						88.00%
Sale of Promissory Note, Periodic Purchase Amount						$ 148,000
Proceeds from Sale of Notes Payable					$ 143,000	148,000
Stock Issued During Period, Shares, New Issues (in shares)		50,000	45,654	66,190	65,862		200,000
Esousa Holdings LLC [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares)							200,000
RBL Capital Group, LLC [Member]
Proceeds from Sale of Notes Payable	$ 1,960,000	$ 426,000	$ 401,000	$ 707,000	$ 143,000	148,000
Stock Issued During Period, Shares, New Issues (in shares)	200,000
RBL Capital Group, LLC [Member] | Tranche from ESOUSA Agreement [Member]
Other Accrued Liabilities, Current										2,000,000
Promissory Note Issued to RBL Capital Group [Member]
Long-term Debt, Gross						$ 2,000,000							$ 15,000,000
Prime Portfolios, LLC [Member]
Payments for Commissions								11,000	$ 40,000	105,000	75,000
Key Members of Management Owned Companies [Member]
Payments for Commissions								346,000	$ 226,000	865,000	758,000
Chief Executive Officer [Member]
Due to Related Parties, Current, Total								$ 209,000		$ 122,000	$ 127,000